Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Intangible Assets, Net [Abstract]
Amortization expense	¥ 895	$ 130	¥ 1,155	¥ 630
Fair value of intangible assets (in Dollars) | $
Impairment of intangible assets	7,911
Original value	9,170
Accumulated amortization amount	¥ 1,259
Estimated aggregate amortization expense year	5 years	5 years